UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul A. Bachtold
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Paul Bachtold,  Houston, TX    July 30, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total: 541513


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
ISHARES TR                      MSCI EAFE INDEX  464287465    26329    527000 SH        SOLE          527000
ISHARES TR                      MSCI EMERG MKT   464287234    45788   1168350 SH        SOLE         1168350
MARKET VECTORS ETF TR           RUSSIA ETF       57060U506    24617    941000 SH        SOLE          941000
ISHARES INC                     MSCI JAPAN       464286848    30742   3267000 SH        SOLE         3267000
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF 922042858    16044    401606 SH        SOLE          401606
MARKET VECTORS ETF TR           OIL SVCS ETF     57060U191    38352   1076100 SH        SOLE         1076100
SPDR SERIES TRUST               S&P OILGAS EXP	 78464a730    21168    420000 SH        SOLE          420000
SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506    23986    361400 SH        SOLE          361400
SPDR GOLD TRUST             	GOLD SHS         78463V107   103039    663956 SH        SOLE          663956
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    53910   1204162 SH        SOLE         1204162
MARKET VECTORS ETF TR           AGRIBUS ETF      57060U605    34904    704000 SH        SOLE          704000
ISHARES TR                      BARCLYS 20+ YR   464287432   122633    979496 SH        SOLE          979496